Income statement analysis	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Income statement analysis	Income statement analysis

			$ million
	2020	2019	2018
Interest and other income
Interest income from
Financial assets measured at amortized cost	215	371	421
Financial assets measured at fair value through profit or loss	25	49	39
Other income	423	349	313
	663	769	773
Currency exchange losses charged to the income statement[a]	38	37	368
Expenditure on research and development	332	364	429
Costs relating to the Gulf of Mexico oil spill (pre-interest and tax)[b]	255	319	714
Finance costs
Interest expense on lease liabilities[c]	337	379	51
Interest expense on other liabilities measured at amortized cost[d]	2,166	2,410	2,147
Capitalized at 2.75% (2019 3.50% and 2018 3.56%)[e]	(345)	(374)	(419)
Unwinding of discount on provisions[f]	437	505	210
Unwinding of discount on other payables measured at amortized cost	520	569	539
	3,115	3,489	2,528
[a] Excludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.
[b]    Included within production and manufacturing expenses.
[c]    Interest payable on lease liabilities in 2018 comparative period relates to leases previously classified as finance leases under IAS 17.
[d]    2020 includes a loss of $158 million associated with the buyback of finance debt.
[e] Tax relief on capitalized interest is approximately $83 million (2019 $51 million and 2018 $55 million).
[f] From 1 July 2018, the group changed its method of discounting and unwinding provisions from using real rates to using nominal rates.